Significant Accounting Policies - Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 43,314	$ 42,262	$ 40,509
Total other comprehensive income (loss)	(1,106)	(517)	867
Ending balance	43,525	43,314	42,262
Unrealized Holding Gains on Available-for-Sale Securities (Net) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(212)	305	(562)
Other comprehensive income (loss) before reclassifications, net of $359, $60 and ($445) tax effect, respectively	(772)	(188)	866
Amounts reclassified from accumulated other comprehensive income, net of ($210), ($207), and $1 tax effect, respectively	(334)	(329)	1
Total other comprehensive income (loss)	(1,106)	(517)	867
Ending balance	$ (1,318)	$ (212)	$ 305